Short-term loans (Tables)	12 Months Ended
Dec. 31, 2021
Short-term loans
Short-term loans

	As at 31 December 2021			As at 31 December 2020
	Original	RMB	Annual	Original	RMB	Annual
	currency	equivalent	interest rate	currency	equivalent	interest rate
	‘000			‘000
Secured
RMB
- Fixed rate	775,945	775,945	2.00%-4.24%	1,614,700	1,614,700	2.85%-4.77%
- Variable rate	439,754	439,754	2.35%-4.96%	49,455	49,455	3.15%-3.96%

Unsecured
RMB
- Fixed rate	21,765,522	21,765,522	2.55%-4.35%	13,093,783	13,093,783	2.15%-4.75%
- Variable rate	68,767,248	68,767,248	2.80%-4.35%	51,441,800	51,441,800	2.30%-4.37%
US$
- Fixed rate	—	—	—	17,076	111,422	4.90%
PKR
- Variable rate	4,100,000	148,256	11.35%	—	—	—

Total		91,896,725			66,311,160